Financial Instruments - Summary of Fixed and Floating Rate Mix of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial instruments by type of interest rate [line items]
Total debt	$ 2,123	$ 2,820
Total Fixed [Member]
Disclosure of financial instruments by type of interest rate [line items]
Total debt	$ 1,736	$ 2,820
Weighted-Average Interest Rate	4.80%	4.10%
% Share	82.00%	100.00%
Total Floating [Member]
Disclosure of financial instruments by type of interest rate [line items]
Total debt	$ 387	$ 0
Weighted-Average Interest Rate	5.40%	0.00%
% Share	18.00%	0.00%
Total fixed and Total floating [Member]
Disclosure of financial instruments by type of interest rate [line items]
Total debt	$ 2,123	$ 2,820
Weighted-Average Interest Rate	4.90%	4.10%
% Share	100.00%	100.00%